As filed with the Securities and Exchange Commission on April 28, 2008
File Nos. 811-07763
333-10015

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	39	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	40	[X]

(Check appropriate box or boxes)

MASTERS’ SELECT FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563
(Address of Principal Executive Offices)

(925) 254-8999
(Registrant's Telephone Number, including Area Code)

Kenneth E. Gregory
4 Orinda Way, Suite 230-D
Orinda, California 94563
(Name and address of agent for Service)

Copies of Communications to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on April 30, 2008 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 38 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 29, 2008 and pursuant to Rule 485(a)(1) would become effective on April 29, 2008.

This Post-Effective Amendment No. 39 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2008 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 39 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement (File No. 333-10015) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, State of California on the 28th day of April, 2008.

MASTERS’ SELECT FUNDS TRUST

By: /s/ Kenneth E. Gregory*
Kenneth E. Gregory
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kenneth E. Gregory* Kenneth E. Gregory	President and Trustee	April 28, 2008
/s/ Craig A. Litman* Craig A. Litman	Secretary and Trustee	April 28, 2008
/s/ A. George Battle* A. George Battle	Trustee	April 28, 2008
/s/ Frederick A. Eigenbrod, Jr.* Frederick A. Eigenbrod, Jr.	Trustee	April 28, 2008
/s/ Harold M. Shefrin* Harold M. Shefrin	Trustee	April 28, 2008
/s/ Taylor M. Welz* Taylor M. Welz	Trustee	April 28, 2008
/s/ John Coughlan* John Coughlan	Treasurer and Chief Compliance Officer	April 28, 2008

*By /s/John Coughlan John Coughlan, Attorney-in-Fact